Consolidated Statements of Profit or Loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Revenues:
Proprietary software products and related services	$ 724,900	$ 693,426	$ 659,470
Software services and other	2,032,611	1,927,477	1,912,887
Total revenues	2,757,511	2,620,903	2,572,357
Cost of revenues:
Proprietary software products and related services	377,408	365,563	344,374
Software services and other	1,695,420	1,611,629	1,605,518
Total cost of revenues	2,072,828	1,977,192	1,949,892
Gross profit	684,683	643,711	622,465
Research and development expenses, net	84,380	77,968	72,129
Selling, marketing, general and administrative expenses	335,151	326,375	317,956
Capital gain	5,369		44,260
Operating income	270,521	239,368	276,640
Financial expenses	38,063	42,134	27,216
Financial income	15,920	13,800	7,286
Pre-tax income before share of profits of companies accounted for at equity, net	248,378	211,034	256,710
Share of profits (losses) of companies accounted for at equity, net	2,077	773	(1,808)
Taxes on income	56,665	46,075	55,235
Net income	193,790	165,732	199,667
Attributable to:
Equity holders of the Company	79,670	64,014	81,393
Non-controlling interests	114,120	101,718	118,274
Net income	$ 193,790	$ 165,732	$ 199,667
Net earnings per share attributable to equity holders of the Company
Basic earnings per share (in Dollars per share)	$ 5.22	$ 4.19	$ 5.31
Diluted earnings per share (in Dollars per share)	$ 5.09	$ 4.12	$ 5.21